Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 543,915,000.00
Previously Paid Amount	0.00
Total Fee Amount	75,114.66
Total Offset Amount	0.00
Net Fee	$ 75,114.66